Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

July 2, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Kennedy Capital ESG SMID Cap Fund, a series of the Trust (the “Fund”) does not differ from that contained in Post-Effective Amendment No. 190 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on June 25, 2019.

If you have any questions or require further information, do not hesitate to contact the Diane Drake at (626) 385-5777.

Sincerely,

/s/ MEL DE LEON

Mel de Leon

Investment Managers Series Trust II